United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-58429
(Investment Company Act File Number)

Federated Hermes Investment Series Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-11-30

Date of Reporting Period: Six months ended 2026-05-31

Item 1.	Reports to Stockholders

Federated Hermes Corporate Bond Fund

Class A Shares | FDBAX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Investment Series Funds, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$43	0.86%

Key Fund Statistics

  Net Assets$972,536,107
  Number of Investments368
  Portfolio Turnover5%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Municipal Bonds	0.0%Footnote Reference*
Cash Equivalents	0.4%
Corporate Debt Securities	98.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420F103

2072302-A (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Corporate Bond Fund

Class C Shares | FDBCX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Investment Series Funds, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$83	1.67%

Key Fund Statistics

  Net Assets$972,536,107
  Number of Investments368
  Portfolio Turnover5%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Municipal Bonds	0.0%Footnote Reference*
Cash Equivalents	0.4%
Corporate Debt Securities	98.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420F301

2072302-B (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Corporate Bond Fund

Class F Shares | ISHIX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Investment Series Funds, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class F Shares	$43	0.86%

Key Fund Statistics

  Net Assets$972,536,107
  Number of Investments368
  Portfolio Turnover5%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Municipal Bonds	0.0%Footnote Reference*
Cash Equivalents	0.4%
Corporate Debt Securities	98.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420F400

2072302-C (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Corporate Bond Fund

Institutional Shares | FDBIX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Investment Series Funds, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$31	0.61%

Key Fund Statistics

  Net Assets$972,536,107
  Number of Investments368
  Portfolio Turnover5%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Municipal Bonds	0.0%Footnote Reference*
Cash Equivalents	0.4%
Corporate Debt Securities	98.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420F509

2072302-D (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Corporate Bond Fund

Class R6 Shares | FDBLX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Investment Series Funds, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$29	0.59%

Key Fund Statistics

  Net Assets$972,536,107
  Number of Investments368
  Portfolio Turnover5%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Municipal Bonds	0.0%Footnote Reference*
Cash Equivalents	0.4%
Corporate Debt Securities	98.4%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420F608

2072302-E (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2026

Share Class | Ticker	A | FDBAX	C | FDBCX	F | ISHIX	Institutional | FDBIX	R6 | FDBLX

Federated Hermes Corporate Bond Fund

A Portfolio of Federated Hermes Investment Series Funds, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—84.1%
	Basic Industry - Metals & Mining—0.5%
$ 2,795,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	$ 2,550,628
1,080,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,200,083
1,360,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,224,376
	TOTAL	4,975,087
	Capital Goods - Aerospace & Defense—1.5%
1,755,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,259,152
3,000,000	Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	2,971,861
2,030,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	2,216,748
1,040,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	1,174,065
1,930,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,902,732
5,900,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	5,272,381
	TOTAL	14,796,939
	Capital Goods - Building Materials—1.3%
5,625,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	5,415,489
4,160,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,111,206
2,980,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,743,229
	TOTAL	12,269,924
	Capital Goods - Construction Machinery—0.6%
2,820,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,491,550
3,350,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	3,287,750
	TOTAL	5,779,300
	Capital Goods - Diversified Manufacturing—1.1%
2,470,000	Eaton Corp., Sr. Unsecd. Note, 4.800%, 3/6/2036	2,431,000
2,210,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	1,990,924
1,560,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,513,786
4,045,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	3,748,918
785,000	Vertiv Holdings Co., Sr. Unsecd. Note, 4.850%, 3/15/2036	764,863
	TOTAL	10,449,491
	Communications - Cable & Satellite—1.3%
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,142,444
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	2,130,050
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	334,933
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,153,035
900,000	Comcast Corp., 7.050%, 3/15/2033	1,009,307
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,470,866
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,264,163
1,250,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	1,275,421
1,310,000	Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	1,131,125
1,000,000	Time Warner Cable, Inc., Co. Guarantee, 6.750%, 6/15/2039	993,650
	TOTAL	12,904,994
	Communications - Media & Entertainment—1.8%
1,570,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	1,585,846
1,610,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	1,546,883
785,000	Grupo Televisa S.A.B., Sr. Unsecd. Note, 5.000%, 5/13/2045	531,960
4,700,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	4,697,828
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 4,700,000	Meta Platforms, Inc., Sr. Unsecd. Note, 6.300%, 5/15/2056	$ 4,745,527
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,661,067
2,615,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	1,952,424
	TOTAL	17,721,535
	Communications - Telecom Wireless—3.4%
3,350,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	3,342,396
2,195,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	2,166,912
2,695,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	2,750,376
2,815,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,865,261
2,795,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,761,868
2,175,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	2,135,942
1,200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.750%, 1/13/2056	1,206,748
3,000,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	2,448,344
2,700,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	1,798,474
3,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,919,797
2,520,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	2,542,447
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	1,590,787
5,325,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	5,101,037
	TOTAL	32,630,389
	Communications - Telecom Wirelines—4.1%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	2,119,462
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,518,589
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2052	3,208,029
3,050,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	2,373,449
1,335,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 2/1/2061	836,986
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,742,593
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	441,009
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	924,322
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,267,011
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,204,092
2,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	1,593,246
2,675,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	2,661,727
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	1,935,564
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,330,252
3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	2,332,225
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,113,772
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,946,102
	TOTAL	39,548,430
	Consumer Cyclical - Automotive—2.1%
2,610,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,580,465
1,620,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	1,615,441
3,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	3,249,307
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,580,984
3,715,000	General Motors Co., Sr. Unsecd. Note, 6.600%, 4/1/2036	3,998,136
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,135,364
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.100%, 6/24/2030	2,018,571
3,250,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	3,268,066
1,405,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	1,377,853
	TOTAL	20,824,187
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Leisure—0.2%
$ 2,365,000	Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	$ 2,367,789
	Consumer Cyclical - Retailers—0.9%
3,650,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	3,708,808
2,450,000	Home Depot, Inc., Sr. Unsecd. Note, 4.650%, 9/15/2035	2,388,876
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,822,977
	TOTAL	8,920,661
	Consumer Cyclical - Services—1.4%
6,880,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	3,810,017
3,600,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	3,493,638
2,900,000	Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	2,870,324
1,425,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	1,311,743
2,000,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	1,899,222
	TOTAL	13,384,944
	Consumer Non-Cyclical - Food/Beverage—3.4%
3,870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	3,541,573
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	5,732,793
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	978,069
3,875,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	3,628,049
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	1,917,171
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	297,172
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,196,995
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	1,707,464
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,465,001
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	970,774
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,953,240
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	4,100,600
	TOTAL	33,488,901
	Consumer Non-Cyclical - Health Care—3.4%
2,440,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	2,379,073
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	540,541
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	1,900,700
2,365,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	2,365,069
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,336,178
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,297,873
82,219	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	82,059
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,664,857
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,237,618
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,844,033
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	886,679
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	1,512,028
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	6,329,755
5,250,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 9/15/2034	5,303,519
	TOTAL	32,679,982
	Consumer Non-Cyclical - Pharmaceuticals—3.4%
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,649,743
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	794,586
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2029	505,718
1,280,000	AbbVie, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2031	1,302,893
2,940,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	3,003,935
2,900,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	2,821,227
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	$ 1,603,598
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,312,273
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,485,476
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	418,910
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	2,052,168
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 3.250%, 2/15/2051	1,707,492
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,209,942
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	2,761,508
2,420,000	Revvity, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,279,117
2,275,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,181,816
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,743,124
	TOTAL	32,833,526
	Consumer Non-Cyclical - Products—0.2%
2,385,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	2,387,108
	Consumer Non-Cyclical - Supermarkets—0.3%
2,430,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	2,406,712
	Consumer Non-Cyclical - Tobacco—0.7%
3,080,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,052,617
4,220,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	3,480,326
	TOTAL	6,532,943
	Energy - Independent—1.2%
445,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	462,627
2,675,000	Coterra Energy, Inc., Sr. Unsecd. Note, 5.600%, 3/15/2034	2,764,656
980,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	976,708
1,635,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.550%, 4/1/2035	1,686,909
1,705,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	1,676,243
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	4,207,188
	TOTAL	11,774,331
	Energy - Integrated—1.7%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,520,815
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	3,886,344
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	2,972,843
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,347,898
2,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,980,829
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	1,918,973
220,000	Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	232,204
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	488,512
775,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	891,237
	TOTAL	16,239,655
	Energy - Midstream—4.4%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,725,198
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	808,031
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	998,145
1,290,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,221,241
2,465,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	2,527,575
2,660,000	Enbridge, Inc., Sr. Unsecd. Note, 5.625%, 4/5/2034	2,756,849
2,137,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,906,430
1,375,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	1,405,956
2,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	1,931,928
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,167,161
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	$ 2,136,022
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,374,860
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,043,762
2,010,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	2,087,537
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,578,158
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	2,743,383
1,975,000	ONEOK, Inc., Sr. Unsecd. Note, 5.400%, 10/15/2035	1,980,838
1,943,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	2,027,715
2,335,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,222,250
2,300,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	2,046,848
2,180,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	2,184,737
	TOTAL	42,874,624
	Energy - Refining—0.7%
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,085,243
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	775,958
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,889,405
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,532,443
1,665,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	1,895,162
	TOTAL	7,178,211
	Financial Institution - Banking—19.1%
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,266,668
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,162,520
4,890,000	Bank of America Corp., Sr. Unsecd. Note, 4.376%, 4/27/2028	4,888,782
1,435,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,410,065
3,835,000	Bank of America Corp., Sr. Unsecd. Note, 5.464%, 5/9/2036	3,918,233
3,650,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	3,740,520
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,314,338
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	5,677,918
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,223,113
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,244,040
3,670,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	3,662,793
990,000	Citigroup, Inc., 4.125%, 7/25/2028	981,289
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,803,019
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,530,193
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,631,071
3,095,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	2,808,194
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	2,717,867
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,703,066
2,020,000	Citigroup, Inc., Sr. Unsecd. Note, 4.910%, 5/24/2033	2,012,524
2,300,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,333,508
2,475,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	2,463,770
1,610,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	1,658,907
2,660,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	2,716,968
1,675,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	1,721,171
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	999,352
1,225,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,262,599
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,563,508
2,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,335,622
4,675,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	4,609,473
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	1,996,232
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	$ 4,592,698
5,035,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.387%, 6/15/2027	5,035,052
1,095,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	1,114,488
2,060,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	2,145,294
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,198,424
2,485,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	2,487,293
3,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	2,813,715
2,075,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	2,074,115
4,510,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.565%, 6/14/2030	4,504,892
7,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	7,451,786
960,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.140%, 1/24/2031	975,213
1,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	1,624,521
2,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	2,661,194
2,610,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.766%, 4/22/2035	2,718,238
1,085,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	1,074,368
2,000,000	JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,871,401
870,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	900,149
2,385,000	KeyCorp, Sr. Unsecd. Note, 5.305%, 1/28/2037	2,351,408
2,930,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.548%, 4/18/2030	2,918,024
2,375,000	Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,199,798
5,000,000	Morgan Stanley, Sr. Unsecd. Note, 5.164%, 4/20/2029	5,052,317
2,350,000	Morgan Stanley, Sr. Unsecd. Note, 5.192%, 4/17/2031	2,385,143
3,490,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	3,559,320
2,310,000	Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	2,378,194
2,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,327,736
4,475,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	4,422,437
2,750,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	2,735,366
1,500,000	Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,496,538
1,170,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	1,176,148
3,675,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	3,568,778
3,675,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	3,667,216
1,675,000	U.S. Bancorp, 5.100%, 7/23/2030	1,700,417
3,455,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.150%, 4/23/2031	3,506,952
3,250,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	3,305,945
6,075,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	6,206,390
4,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	3,923,128
2,750,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,550,823
	TOTAL	186,032,242
	Financial Institution - Broker/Asset Mgr/Exchange—1.4%
2,150,000	Cboe Global Markets, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,144,925
4,255,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	4,603,832
2,950,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	2,578,428
2,250,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 4.850%, 1/15/2027	2,256,593
1,650,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	1,665,643
	TOTAL	13,249,421
	Financial Institution - Finance Companies—0.9%
1,650,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,469,490
3,050,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	3,055,431
1,500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	1,501,408
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 3,050,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	$ 3,008,772
	TOTAL	9,035,101
	Financial Institution - Insurance - Health—1.0%
3,595,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2052	2,963,681
740,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.850%, 1/15/2036	771,563
4,250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	3,814,517
2,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	1,719,364
	TOTAL	9,269,125
	Financial Institution - Insurance - Life—1.6%
3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,085,172
1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	1,889,688
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	644,225
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	917,958
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,295,930
700,000	New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	781,900
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,354,315
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,140,638
1,530,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,704,302
	TOTAL	15,814,128
	Financial Institution - Insurance - P&C—0.9%
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,137,289
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	4,402,640
1,000,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,074,972
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,039,560
	TOTAL	8,654,461
	Financial Institution - REIT - Apartment—0.5%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,139,612
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,054,586
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,593,988
	TOTAL	4,788,186
	Financial Institution - REIT - Healthcare—0.3%
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	1,922,070
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,169,736
	TOTAL	3,091,806
	Financial Institution - REIT - Office—0.4%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,220,971
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,555,815
	TOTAL	3,776,786
	Financial Institution - REIT - Other—0.3%
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	2,047,206
1,140,000	WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	1,136,380
	TOTAL	3,183,586
	Financial Institution - REIT - Retail—0.5%
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,724,666
930,000	Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	912,044
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,854,996
	TOTAL	4,491,706
	Technology—8.2%
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2051	785,580
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,863,604
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 2,225,000	Broadcom, Inc., Sr. Unsecd. Note, 4.900%, 2/15/2038	$ 2,147,770
1,215,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2035	1,222,705
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,096,395
103,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	86,201
1,370,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	1,358,160
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,281,428
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	1,980,941
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,420,000
2,405,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.800%, 3/10/2031	2,387,939
3,500,000	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	3,428,314
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	999,303
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,187,807
1,140,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,133,234
2,625,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	2,561,948
3,800,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	3,728,879
1,755,000	Intel Corp., Sr. Unsecd. Note, 5.150%, 2/21/2034	1,763,812
3,750,000	Intel Corp., Sr. Unsecd. Note, 6.125%, 5/15/2056	3,780,128
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,780,346
3,235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	3,248,176
1,730,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,715,732
975,000	Leidos Holdings, Inc., Co. Guarantee, Series 1, 5.950%, 12/1/2040	973,637
1,300,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,313,648
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	3,944,183
2,910,000	Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	2,860,145
1,690,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,755,013
2,250,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	2,340,286
2,910,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	2,804,693
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,930,761
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	995,666
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,816,666
3,985,000	S&P Global, Inc., Sr. Unsecd. Note, 4.250%, 5/1/2029	3,967,396
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	588,315
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	148,301
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,370,371
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	4,872,022
	TOTAL	79,639,505
	Transportation - Railroads—1.3%
3,095,000	Burlington Northern Santa Fe LLC, Deb., 5.750%, 5/1/2040	3,239,235
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	918,322
2,060,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	1,811,356
5,710,000	Union Pacific Corp., Sr. Unsecd. Note, 2.800%, 2/14/2032	5,210,004
2,325,000	Union Pacific Corp., Sr. Unsecd. Note, 2.973%, 9/16/2062	1,366,304
	TOTAL	12,545,221
	Transportation - Services—1.5%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,418,841
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,169,279
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	1,813,621
2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	2,330,732
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	2,016,312
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	$ 3,252,354
	TOTAL	15,001,139
	Utility - Electric—5.9%
990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	973,021
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,460,747
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,563,104
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,585,999
1,233,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,031,055
900,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	908,456
4,915,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	4,704,793
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,205,500
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	997,046
4,870,000	Duke Energy Corp., Sr. Unsecd. Note, 5.700%, 9/15/2055	4,675,977
100,000	Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	109,581
500,000	Emera US Finance LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	497,855
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	839,758
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,086,291
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	2,896,089
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	755,749
5,050,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	3,872,991
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,341,176
4,415,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	4,510,410
1,935,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.850%, 2/7/2029	1,954,339
6,830,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	6,790,707
715,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	588,674
875,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	836,654
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,182,758
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,990,939
2,595,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	2,586,699
2,475,000	Xcel Energy, Inc., Sr. Unsecd. Note, 4.600%, 6/1/2032	2,435,854
	TOTAL	57,382,222
	Utility - Natural Gas—0.6%
4,900,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	4,789,454
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,336,257
	TOTAL	6,125,711
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	633,093
	TOTAL CORPORATE BONDS (IDENTIFIED COST $870,115,633)	817,683,102
	MUNICIPAL BOND—0.0%
	Municipal Services—0.0%
125,000	Tampa, FL Sports Authority, (National Public Finance Guarantee Corp. GTD), 8.020%, 10/1/2026 (IDENTIFIED COST $125,045)	125,723
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
74	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	76
102	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	104
	TOTAL	180
	Federal National Mortgage Association—0.0%
120	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	121
113	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	119
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 875		Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	$ 909
311		Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	324
		TOTAL	1,473
		Government National Mortgage Association—0.0%
23		Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	23
83		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	84
		TOTAL	107
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,696)	1,760
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		INVESTMENT COMPANIES—14.9%
2,153,226		Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[4]	2,153,226
25,169,697		High Yield Bond Core Fund	142,712,182
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $144,412,674)	144,865,408
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,014,666,098)[5]	962,677,293
		OTHER ASSETS AND LIABILITIES - NET—1.0%[6]	9,858,814
		NET ASSETS—100%	$972,536,107
At May 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Ultra Long Futures	100	$11,207,813	September 2026	$42,205
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
	High Yield Bond Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 11/30/2025	$143,970,666	$117,819	$144,088,485
Purchases at Cost	$—	$77,049,280	$77,049,280
Proceeds from Sales	$—	$(75,013,873)	$(75,013,873)
Change in Unrealized Appreciation/Depreciation	$(1,258,484)	$—	$(1,258,484)
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 5/31/2026	$142,712,182	$2,153,226	$144,865,408
Shares Held as of 5/31/2026	25,169,697	2,153,226	27,322,923
Dividend Income	$4,489,695	$100,368	$4,590,063

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,018,951,381.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Financial Statements and Additional Information

Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$817,683,102	$—	$817,683,102
Municipal Bond	—	125,723	—	125,723
Mortgage-Backed Securities	—	1,760	—	1,760
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	144,865,408	—	—	144,865,408
TOTAL SECURITIES	$144,865,408	$817,810,585	$1,300	$962,677,293
Other Financial Instruments:[1]
Assets	$42,205	$—	$—	$42,205

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
GTD	—Guaranteed
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.52	$8.38	$8.06	$8.09	$9.71	$9.98
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.30	0.29	0.28	0.29	0.30
Net realized and unrealized gain (loss)	(0.12)	0.15	0.33	(0.02)	(1.61)	(0.26)
Total From Investment Operations	0.04	0.45	0.62	0.26	(1.32)	0.04
Less Distributions:
Distributions from net investment income	(0.16)	(0.31)	(0.30)	(0.29)	(0.30)	(0.31)
Net Asset Value, End of Period	$8.40	$8.52	$8.38	$8.06	$8.09	$9.71
Total Return[2]	0.45%	5.51%	7.75%	3.28%	(13.76)%	0.41%
Ratios to Average Net Assets:
Net expenses[3]	0.86%[4]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.71%[4]	3.63%	3.53%	3.42%	3.30%	3.02%
Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.14%	0.15%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$202,422	$212,435	$232,093	$255,852	$283,573	$403,132
Portfolio turnover[6]	5%	12%	12%	4%	23%	13%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.60	$8.46	$8.14	$8.16	$9.78	$10.05
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.24	0.23	0.22	0.22	0.22
Net realized and unrealized gain (loss)	(0.12)	0.14	0.32	(0.02)	(1.62)	(0.26)
Total From Investment Operations	0.00	0.38	0.55	0.20	(1.40)	(0.04)
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.23)	(0.22)	(0.22)	(0.23)
Net Asset Value, End of Period	$8.48	$8.60	$8.46	$8.14	$8.16	$9.78
Total Return[2]	0.03%	4.61%	6.79%	2.53%	(14.37)%	(0.42)%
Ratios to Average Net Assets:
Net expenses[3]	1.67%[4]	1.67%	1.67%	1.66%	1.67%	1.67%
Net investment income	2.90%[4]	2.81%	2.72%	2.70%	2.48%	2.21%
Expense waiver/reimbursement[5]	0.06%[4]	0.06%	0.06%	0.07%	0.06%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,694	$11,295	$12,638	$14,118	$19,167	$31,524
Portfolio turnover[6]	5%	12%	12%	4%	23%	13%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.62	$8.47	$8.15	$8.17	$9.80	$10.07
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.31	0.30	0.29	0.29	0.30
Net realized and unrealized gain (loss)	(0.13)	0.15	0.32	(0.02)	(1.62)	(0.26)
Total From Investment Operations	0.03	0.46	0.62	0.27	(1.33)	0.04
Less Distributions:
Distributions from net investment income	(0.16)	(0.31)	(0.30)	(0.29)	(0.30)	(0.31)
Net Asset Value, End of Period	$8.49	$8.62	$8.47	$8.15	$8.17	$9.80
Total Return[2]	0.32%	5.58%	7.66%	3.37%	(13.74)%	0.41%
Ratios to Average Net Assets:
Net expenses[3]	0.86%[4]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.71%[4]	3.63%	3.53%	3.53%	3.29%	3.02%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.12%	0.13%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,003	$44,372	$51,924	$62,398	$76,873	$127,519
Portfolio turnover[6]	5%	12%	12%	4%	23%	13%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.52	$8.38	$8.07	$8.09	$9.71	$9.98
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.32	0.31	0.31	0.31	0.32
Net realized and unrealized gain (loss)	(0.12)	0.15	0.32	(0.02)	(1.61)	(0.26)
Total From Investment Operations	0.05	0.47	0.63	0.29	(1.30)	0.06
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.32)	(0.31)	(0.32)	(0.33)
Net Asset Value, End of Period	$8.40	$8.52	$8.38	$8.07	$8.09	$9.71
Total Return[2]	0.57%	5.78%	7.88%	3.66%	(13.55)%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	0.61%[4]	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.96%[4]	3.88%	3.78%	3.82%	3.55%	3.27%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.14%	0.14%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$609,393	$745,314	$760,789	$700,578	$569,876	$795,317
Portfolio turnover[6]	5%	12%	12%	4%	23%	13%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.54	$8.40	$8.08	$8.11	$9.72	$9.99
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.32	0.31	0.31	0.32
Net realized and unrealized gain (loss)	(0.13)	0.14	0.32	(0.03)	(1.60)	(0.26)
Total From Investment Operations	0.04	0.47	0.64	0.28	(1.29)	0.06
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.32)	(0.31)	(0.32)	(0.33)
Net Asset Value, End of Period	$8.41	$8.54	$8.40	$8.08	$8.11	$9.72
Total Return[2]	0.46%	5.79%	8.02%	3.55%	(13.41)%	0.68%
Ratios to Average Net Assets:
Net expenses[3]	0.59%[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.98%[4]	3.90%	3.80%	3.79%	3.56%	3.29%
Expense waiver/reimbursement[5]	0.06%[4]	0.06%	0.07%	0.07%	0.06%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,025	$86,886	$79,454	$63,648	$52,350	$81,121
Portfolio turnover[6]	5%	12%	12%	4%	23%	13%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $144,865,408 of investments in affiliated holdings* (identified cost $1,014,666,098, including $144,412,674 of identified cost in affiliated holdings)	$962,677,293
Due from broker (Note 2)	255,000
Income receivable	10,265,979
Income receivable from affiliated holdings	8,912
Receivable for shares sold	28,815,287
Receivable for variation margin on futures contracts	1,589
Total Assets	1,002,024,060
Liabilities:
Payable for shares redeemed	29,162,308
Payable to adviser (Note 5)	34,953
Payable for administrative fee (Note 5)	6,164
Payable for distribution services fee (Note 5)	6,826
Payable for other service fees (Notes 2 and 5)	53,793
Accrued expenses (Note 5)	223,909
Total Liabilities	29,487,953
Net assets for 115,700,025 shares outstanding	$972,536,107
Net Assets Consist of:
Paid-in capital	$1,146,319,389
Total distributable earnings (loss)	(173,783,282)
Net Assets	$972,536,107
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($202,421,585 ÷ 24,105,178 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.40
Offering price per share (100/95.50 of $8.40)	$8.80
Redemption proceeds per share	$8.40
Class C Shares:
Net asset value per share ($10,694,477 ÷ 1,261,336 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.48
Offering price per share	$8.48
Redemption proceeds per share (99.00/100 of $8.48)	$8.40
Class F Shares:
Net asset value per share ($40,002,778 ÷ 4,710,665 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.49
Offering price per share (100/99.00 of $8.49)	$8.58
Redemption proceeds per share (99.00/100 of $8.49)	$8.41
Institutional Shares:
Net asset value per share ($609,392,540 ÷ 72,545,719 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.40
Offering price per share	$8.40
Redemption proceeds per share	$8.40
Class R6 Shares:
Net asset value per share ($110,024,727 ÷ 13,077,127 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.41
Offering price per share	$8.41
Redemption proceeds per share	$8.41

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2026 (unaudited)

Investment Income:
Interest	$20,096,819
Dividends received from affiliated holdings*	4,590,063
TOTAL INCOME	24,686,882
Expenses:
Investment adviser fee (Note 5)	2,701,403
Administrative fee (Note 5)	420,759
Custodian fees	17,601
Transfer agent fees (Note 2)	563,930
Directors’/Trustees’ fees (Note 5)	7,002
Auditing fees	20,530
Legal fees	5,112
Portfolio accounting fees	100,829
Distribution services fee (Note 5)	40,978
Other service fees (Notes 2 and 5)	323,666
Share registration costs	49,013
Printing and postage	42,380
Miscellaneous (Note 5)	23,404
TOTAL EXPENSES	4,316,607
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(309,005)
Reimbursement of other operating expenses (Notes 2 and 5)	(365,963)
TOTAL WAIVER AND REIMBURSEMENTS	(674,968)
Net expenses	3,641,639
Net investment income	21,045,243
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(10,919,171)
Net realized loss on futures contracts	(397,927)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(1,258,484) on investments in affiliated holdings*)	(4,649,372)
Net change in unrealized appreciation of futures contracts	42,205
Net realized and unrealized gain (loss) on investments and futures contracts	(15,924,265)
Change in net assets resulting from operations	$5,120,978

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2026	Year Ended 11/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,045,243	$42,222,599
Net realized gain (loss)	(11,317,098)	(3,208,678)
Net change in unrealized appreciation/depreciation	(4,607,167)	22,354,895
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,120,978	61,368,816
Distributions to Shareholders:
Class A Shares	(3,844,956)	(8,087,245)
Class C Shares	(157,074)	(334,876)
Class F Shares	(768,549)	(1,731,378)
Institutional Shares	(14,705,646)	(29,551,921)
Class R6 Shares	(1,676,209)	(3,357,783)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,152,434)	(43,063,203)
Share Transactions:
Proceeds from sale of shares	119,841,104	204,090,557
Net asset value of shares issued to shareholders in payment of distributions declared	20,182,237	40,899,548
Cost of shares redeemed	(251,757,240)	(299,892,147)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(111,733,899)	(54,902,042)
Change in net assets	(127,765,355)	(36,596,429)
Net Assets:
Beginning of period	1,100,301,462	1,136,897,891
End of period	$972,536,107	$1,100,301,462
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Corporation consists of one diversified portfolio, Federated Hermes Corporate Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $674,968 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$119,208	$(80,194)
Class C Shares	5,488	—
Class F Shares	20,598	(12,691)
Institutional Shares	411,252	(273,078)
Class R6 Shares	7,384	—
TOTAL	$563,930	$(365,963)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$257,841
Class C Shares	13,654
Class F Shares	52,171
TOTAL	$323,666
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities.
Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,629,688 and $607,969, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$42,205*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(397,927)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$42,205
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	911,678	$7,706,215	1,852,566	$15,473,626
Shares issued to shareholders in payment of distributions declared	429,615	3,622,015	914,442	7,632,739
Shares redeemed	(2,166,636)	(18,304,836)	(5,533,510)	(46,203,799)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(825,343)	$(6,976,606)	(2,766,502)	$(23,097,434)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	115,767	$987,787	319,344	$2,687,118
Shares issued to shareholders in payment of distributions declared	18,041	153,641	38,708	326,106
Shares redeemed	(185,601)	(1,583,010)	(539,458)	(4,543,568)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(51,793)	$(441,582)	(181,406)	$(1,530,344)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	77,072	$652,559	91,073	$772,392
Shares issued to shareholders in payment of distributions declared	85,673	730,627	194,483	1,640,406
Shares redeemed	(602,528)	(5,145,385)	(1,266,236)	(10,693,919)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(439,783)	$(3,762,199)	(980,680)	$(8,281,121)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,303,169	$70,151,874	19,375,416	$161,902,619
Shares issued to shareholders in payment of distributions declared	1,672,678	14,111,611	3,373,106	28,171,127
Shares redeemed	(24,866,851)	(209,223,442)	(26,070,267)	(217,948,647)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(14,891,004)	$(124,959,957)	(3,321,745)	$(27,874,901)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	4,790,807	$40,342,669	2,793,609	$23,254,802
Shares issued to shareholders in payment of distributions declared	185,156	1,564,343	373,968	3,129,170
Shares redeemed	(2,074,258)	(17,500,567)	(2,454,859)	(20,502,214)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,901,705	$24,406,445	712,718	$5,881,758
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,306,218)	$(111,733,899)	(6,537,615)	$(54,902,042)
4. FEDERAL TAX INFORMATION
At May 31, 2026, the cost of investments for federal tax purposes was $1,018,951,381. The net unrealized depreciation of investments for federal tax purposes was $56,231,883. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $7,739,770 and unrealized depreciation from investments for those securities having an excess of cost over value of $63,971,653. The amounts presented are inclusive of derivative contracts.
As of November 30, 2025, the Fund had a capital loss carryforward of $103,231,834 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$8,638,806	$94,593,028	$103,231,834
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2026, the Adviser voluntarily waived $307,061 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2026, the Adviser reimbursed $1,944. For the six months ended May 31, 2026, the Adviser voluntarily reimbursed $365,963 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$40,978
For the six months ended May 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2026, FSC retained $5,273 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2026, FSC retained $1,504 in sales charges from the sale of Class A Shares. FSC also retained $1,651 of CDSC relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended May 31, 2026, FSSC received $7,525 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.86%, 1.70%, 0.86%, 0.61% and 0.59% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2026, the Fee Limit for the Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares was 0.85%, 1.69%, 0.85%, 0.60% and 0.58%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2026, were as follows:
Purchases	$55,702,175
Sales	$169,253,958
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the
Semi-Annual Financial Statements and Additional Information

limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2026, the Fund had no outstanding loans. During the six months ended May 31, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the six months ended May 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. SUBSEQUENT EVENT
On May 14, 2026, the Directors approved a Plan of Conversion for the Class F Shares of the Fund pursuant to which the Class F Shares of the Fund will be converted into the Fund’s existing Class A Shares on or about August 28, 2026, resulting in the closure and termination of the Fund’s Class F Shares.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Corporate Bond Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
For the periods ended December 31, 2025, the Fund’s performance fell below the Performance Peer Group median for the one-year and three-year periods, and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Semi-Annual Financial Statements and Additional Information

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Corporate Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
CUSIP 31420F608
2072302 (7/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Corporate Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Corporate Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Corporate Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Corporate Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Not Applicable.
(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(4)	Not Applicable.
(a)(5)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Investment Series Funds, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026